Intangible Assets - Definite Lived Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer and Bank Branding Contracts / Relationships | North America Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Additional amortization expense		$ 1.3
Exclusive License Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Exclusive License Agreement Expensed Through Cost of ATM Operating Revenues	$ 5.9	$ 3.9	$ 4.0
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum | Customer and Bank Branding Contracts / Relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Minimum | Exclusive License Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum | Non-Compete Agreements
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Minimum | Trade Name
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum | Customer and Bank Branding Contracts / Relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum | Exclusive License Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum | Non-Compete Agreements
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum | Trade Name
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years